Warrants	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Warrants [Abstract]
Warrants

12. Warrants

Public Warrants

In connection with Petra’s IPO, Petra issued 10,511,597 Public Warrants to purchase an aggregate of 300,332 shares of common stock with an exercise price of $402.50 per share which expire on January 10, 2027. The Public Warrants trade on the Nasdaq Capital Market under the ticker symbol REVBW.

The Company may redeem the Public Warrants at a price of $0.01 per Public Warrant upon not less than 30 days’ prior written notice of redemption if, and only if, the reported last sale price of the Company’s common stock equals or exceeds $630.00 per share for any 20 trading days within a 30-trading day period ending on the third business day prior to the notice of redemption to the Public Warrant holders; and if, and only if, there is a current registration statement in effect with respect to the shares of common stock underlying the Public Warrants. If the Company calls the Public Warrants for redemption, management will have the option to require all holders that wish to exercise the Public Warrants to do so on a “cashless basis,” as described in the warrant agreement.

Rollover Warrants

Prior to the Merger, Revelation Sub issued warrants to a placement agent to purchase up to 4,792 shares of common stock with an exercise price of $93.80 per share which expire on January 31, 2027, valued on the issuance date in the aggregate at $326,675. At the Closing Date of the Business Combination, all warrant holders received a Rollover Warrant, which was exercisable in accordance with its original issuance.

On February 2, 2022, the Company received a notice of cash exercise for the Company’s Rollover Warrants for 54 shares of common stock at a purchase price of $5,073. As of September 30, 2023, there were 4,738 Rollover Warrants remaining to be exercised or exchanged.

The fair value of the Rollover Warrants were estimated using the Black-Scholes option pricing model with the following assumptions:

Volatility	115%
Expected term (years)	6
Risk-free interest rate	0.85%
Expected dividend yield	0.0%

Class A Pre-Funded Warrants

In connection with the PIPE Investment, the Company issued pre-funded warrants to an institutional investor to purchase up to 36,959 shares of common stock at an exercise price of $0.00035 per share.

On February 22, 2022, the Company received a notice of cash exercise for the Class A Pre-Funded Warrants issued in connection with the PIPE Investment for 36,959 shares of common stock at purchase price of $12.94. As of September 30, 2023 there were no Class A Pre-Funded Warrants outstanding.

Class A Common Stock Warrants

In connection with the PIPE Investment, the Company issued warrants to an institutional investor to purchase up to 73,905 shares of common stock at an exercise price of $115.15 per share, valued on the PIPE Investment purchase date in the aggregate at $3.6 million and included in the issuance costs of the PIPE Investment. The warrants were exercisable immediately upon issuance, provide for a cash or cashless exercise right and expire on July 25, 2027.

The fair value of the Class A Common Stock Warrants were estimated using the Black-Scholes option pricing model with the following assumptions:

Volatility	47%
Expected term (years)	5
Risk-free interest rate	1.54%
Expected dividend yield	0.0%

Class A Placement Agent Common Stock Warrants

In connection with the PIPE Investment, the Company issued warrants to Roth to purchase an aggregate of 10,347 shares of common stock at an exercise price of $115.15 per share, valued on the PIPE Investment purchase date in the aggregate at $0.5 million and included in the issuance costs of the PIPE Investment. The warrants were exercisable immediately upon issuance, provide for a cash or cashless exercise right and expire on July 25, 2027.

The fair value of the Class A Placement Agent Common Stock Warrants were estimated using the Black-Scholes option pricing model with the following assumptions:

Volatility	47%
Expected term (years)	5
Risk-free interest rate	1.54%
Expected dividend yield	0.0%

Class B Common Stock Warrants

In connection with the July 2022 Public Offering, the Company issued 8,333,334 warrants to purchase an aggregate of 238,095 shares of common stock at an exercise price of $21.00 per share, valued on the public offering purchase date in the aggregate at $4.5 million and included in the issuance costs of the public offering. The warrants were exercisable immediately upon issuance, provide for a cash or cashless exercise right and expire on July 28, 2027.

The fair value of the Class B Common Stock Warrants were estimated using the Black-Scholes option pricing model with the following assumptions:

Volatility	144%
Expected term (years)	5
Risk-free interest rate	2.69%
Expected dividend yield	0.0%

Class B Placement Agent Common Stock Warrants

In connection with the July 2022 Public Offering, the Company issued warrants to the Placement Agent to purchase up to 16,667 shares of common stock at an exercise price of $26.25 per share, valued on the public offering purchase date in the aggregate at $0.3 million and included in the issuance costs of the public offering. The warrants were exercisable immediately upon issuance, provide for a cash or cashless exercise right and expire on July 25, 2027.

The fair value of the Class B Placement Agent Common Stock Warrants were estimated using the Black-Scholes option pricing model with the following assumptions:

Volatility	144%
Expected term (years)	5
Risk-free interest rate	2.69%
Expected dividend yield	0.0%

Class C Pre-Funded Warrants

In connection with the February 2023 Public Offering, the Company issued pre-funded warrants to purchase up to 336,400 shares of common stock at an exercise price of $0.0001 per share. Between February 14, 2023 and April 6, 2023, the Company received notices of cash exercise for the Class C Pre-Funded Warrants issued in connection with the February 2023 Public Offering for 336,400 shares of common stock at a total purchase price of $33.64. As of September 30, 2023, there were no Class C Pre-Funded Warrants outstanding.

Class C Common Stock Warrants

In connection with the February 2023 Public Offering, the Company issued warrants to purchase up to 6,450,000 shares of common stock at an exercise price of $5.36 per share, valued on the public offering purchase date in the aggregate at $13,996,500 and included in the issuance costs of the public offering. The warrants were exercisable immediately upon issuance, provide for a cash, cashless exercise right or an alternative cashless exercise right for 0.4 shares of common stock per Class C Common Stock Warrant and expire on February 14, 2028.

The Company accounted for the Class C Common Stock Warrants as current liabilities based upon the guidance of ASC 480 and ASC 815. The Company evaluated the Class C Common Stock Warrants under ASC 815-40, Derivatives and Hedging — Contracts in Entity’s Own Equity (“ASC 815-40”), and concluded that they do not meet the criteria to be classified in stockholders’ equity.

The Company concluded that the multiplier of 0.4 shares of common stock per Class C Common Stock Warrant used in the alternative cashless exercise, precludes the Class C Common Stock Warrants from being considered indexed to the Company’s stock. The Company recorded the Class C Common Stock Warrants as current liabilities on the balance sheet at fair value, with subsequent changes in their respective fair values recognized in the condensed consolidated statements of operations at each reporting date. Estimating fair values of liability-classified financial instruments requires the development of estimates that may, and are likely to, change over the duration of the instrument with related changes in internal and external market factors. In addition, option-based techniques are highly volatile and sensitive to changes in the trading market price of the Company’s common stock. Because liability-classified financial instruments are initially and subsequently carried at fair value, the Company’s financial results will reflect the volatility in these estimate and assumption changes. Changes in fair value are recognized as a component of other income (expense) in the condensed consolidated statements of operations.

At the date of issuance, the Company valued the Class C Common Stock Warrants using a Monte-Carlo simulation model with a fair value of $14.0 million.

As of September 30, 2023, the Company received notices of alternative cashless exercises for 5,962,840 Class C Common Stock Warrants issued in connection with the February 2023 Public Offering for 2,385,137 shares of common stock.

As of September 30, 2023, the Company re-valued 487,160 outstanding Class C Common Stock Warrants using a Monte-Carlo simulation model with a fair value of $0.2 million. For the three and nine months ended September 30, 2023, the gain of $0.1 million and $8.3 million, respectively, resulting from the change in the fair value of the liability for the unexercised warrants was recorded as a change in fair value of the warrant liability in the accompanying condensed consolidated statements of operations for the three and nine months ended September 30, 2023.

12. Warrants

Public Warrants

In connection with the Petra’s IPO, Petra issued 10,511,597 Public Warrants to purchase an aggregate of 300,332 shares of common stock at an exercise price of $402.50 per share and expire on January 10, 2027. The Public Warrants trade on the Nasdaq Capital Market under the ticker symbol REVBW.

The Company may redeem the Public Warrants at a price of $0.01 per Public Warrant upon not less than 30 days’ prior written notice of redemption if, and only if, the reported last sale price of the Company’s common stock equals or exceeds $630.00 per share for any 20 trading days within a 30-trading day period ending on the third business day prior to the notice of redemption to the Public Warrant holders; and if, and only if, there is a current registration statement in effect with respect to the shares of common stock underlying the Public Warrants. If the Company calls the Public Warrants for redemption, management will have the option to require all holders that wish to exercise the Public Warrants to do so on a “cashless basis,” as described in the warrant agreement.

Rollover Warrants

Prior to the Merger, in connection with the issuance of the Revelation Sub Series A-1 Preferred Stock through a private placement, Revelation Sub issued warrants to the placement agent to purchase an aggregate of 4,792 shares of common stock at an exercise price of $93.80 per share, valued on the issuance date of the Revelation Sub Series A-1

Preferred Stock in the aggregate at $326,675 and included in the issuance costs of the Revelation Sub Series A-1 Preferred Stock. The warrants were exercisable immediately upon issuance, provide for a cash or cashless exercise right and expire on January 31, 2027.

At the Closing Date of the Business Combination, all warrant holders received a Rollover Warrant, which was exercisable in accordance with its original issuance.

On February 2, 2022, the Company received a notice of cash exercise for the Company’s Rollover Warrants for 54 shares of common stock at a purchase price of $5,073. As of December 31, 2022, there were 4,738 Rollover Warrants remaining to be exercised or exchanged.

The fair value of the Rollover Warrants was estimated using the Black-Scholes option pricing model with the following assumptions:

Volatility	115%
Expected term (years)	6
Risk-free interest rate	0.85%
Expected dividend yield	0.0%

Class A Common Stock Warrants

In connection with the PIPE Investment, the Company issued warrants to the Purchaser to purchase an aggregate of 73,905 shares of common stock at an exercise price of $115.15 per share, valued on the PIPE Investment purchase date in the aggregate at $3,634,262 and included in the issuance costs of the PIPE Investment. The warrants were exercisable six months from the issuance date, provide for a cash or cashless exercise right and expire on July 25, 2027.

The fair value of the warrants was estimated using the Black-Scholes option pricing model with the following assumptions:

Volatility	47%
Expected term (years)	5
Risk-free interest rate	1.54%
Expected dividend yield	0.0%

Pre-Funded Warrants

In connection with the PIPE Investment, the Company issued warrants to the Purchaser to purchase an aggregate of 36,959 shares of common stock at an exercise price of $0.00035 per share.

On February 22, 2022, the Company received a notice of cash exercise for the Pre-Funded Warrants issued in connection with the PIPE Investment for 36,959 shares of common stock at purchase price of $12.94.

Class A Placement Agent Common Stock Warrants

In connection with the PIPE Investment, the Company issued warrants to the Placement Agent to purchase an aggregate of 10,347 shares of common stock at an exercise price of $115.15 per share, valued on the PIPE Investment purchase date in the aggregate at $508,797 and included in the issuance costs of the PIPE Investment. The warrants were exercisable six months from the issuance date, provide for a cash or cashless exercise right and expire on July 25, 2027.

The fair value of the warrants was estimated using the Black-Scholes option pricing model with the following assumptions:

Volatility	47%
Expected term (years)	5
Risk-free interest rate	1.54%
Expected dividend yield	0.0%

Class B Common Stock Warrants

In connection with the July 2022 Public Offering, the Company issued 8,333,334 warrants to purchase an aggregate of 238,095 shares of common stock at an exercise price of $21.00 per share, valued on the public offering purchase date in the aggregate at $4,490,457 and included in the issuance costs of the public offering. The warrants were exercisable immediately upon issuance, provide for a cash or cashless exercise right and expire on July 28, 2027.

The fair value of the warrants was estimated using the Black-Scholes option pricing model with the following assumptions:

Volatility	144%
Expected term (years)	5
Risk-free interest rate	2.69%
Expected dividend yield	0.0%

Class B Placement Agent Common Stock Warrants

In connection with the July 2022 Public Offering, the Company issued warrants to the Placement Agent to purchase an aggregate of 16,667 shares of common stock at an exercise price of $26.25 per share, valued on the public offering purchase date in the aggregate at $310,137 and included in the issuance costs of the public offering. The warrants were exercisable immediately upon issuance, provide for a cash or cashless exercise right and expire on July 25, 2027.

The fair value of the warrants was estimated using the Black-Scholes option pricing model with the following assumptions:

Volatility	144%
Expected term (years)	5
Risk-free interest rate	2.69%
Expected dividend yield	0.0%